CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                December 8, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:                First Trust Exchange-Traded Fund
                    (Registration Nos. 333-125751 and 811-21774)
              ---------------------------------------------------------

Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 79 and under the Investment Company Act of 1940, as amended, Amendment No. 79 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Total US Market AlphaDEX(R) ETF (formerly known as First Trust Value Line(R) Equity Allocation Index Fund), a series of the Registrant (the "Fund"). This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to provide the Staff of the Securities and Exchange Commission an opportunity to review changes in the Fund's disclosure.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP



                                                 By: /s/ Morrison C. Warren
                                                     ------------------------
                                                      Morrison C. Warren


Enclosures